Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 84.8	$ 66.7
Accruals and payables	231.9	173.4
Accrued interest	13.8	15.1
Statutory payables	12.3	15.0
Trade and other payables	$ 342.8	$ 270.2